Provisions - Summary of provisions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provisions [Line Items]
Provisions	₩ 1,308,896	₩ 1,369,666
Asset retirement obligations
Provisions [Line Items]
Provisions	99,306	99,927	₩ 91,571
Expected loss related to litigation
Provisions [Line Items]
Provisions	114,750	31,371	29,238
Unused credit commitments
Provisions [Line Items]
Provisions	411,275	355,591
Guarantee contracts issued
Provisions [Line Items]
Provisions	104,451	63,161
Financial guarantee contracts
Provisions [Line Items]
Provisions	87,088	39,998
Non-financial guarantee contracts issued
Provisions [Line Items]
Provisions	17,363	23,163
Other
Provisions [Line Items]
Provisions	₩ 579,114	₩ 819,616	₩ 744,504